Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Total for the Principal Executive Officer (“PEO”)	Compensation Actually Paid to the PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEO”s)	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (loss) (in $M)	Non-GAAP Operating Margin (%)
(a)	(b)(1)	(c)(1)(2)	(d)(3)	(e)(2)(3)	(f)	(g)(4)	(h)	(i)(5)
2022	8,128,833	12,087,645	2,091,141	2,009,224	126.12%	20.22%	74,516	17.0%
2021	7,537,100	10,691,399	1,678,125	2,266,274	99.50%	65.73%	48,454	16.0%
2020	7,703,508	12,603,991	1,722,505	2,903,044	77.78%	45.61%	(9,843)	13.7%

(1)	Fred P. Lampropoulos was the PEO for all three years in the table.
(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under the applicable SEC rules. The following table details these adjustments:

		Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
Year	Executives	($)	($)	($)	($)	($)	($)	($)
2022	PEO	8,128,833	(5,330,097)	5,376,613	1,434,847	2,477,449	—	12,087,645
	Non-PEO NEOs	2,091,141	(980,076)	819,171	211,296	253,211	(385,519)	2,009,224
2021	PEO	7,537,100	(4,146,759)	5,567,123	756,685	977,250	—	10,691,399
	Non-PEO NEOs	1,678,125	(691,110)	927,825	170,049	181,385	—	2,266,274
2020	PEO	7,703,508	(4,976,970)	5,425,560	2,390,685	2,061,208	—	12,603,991
	Non-PEO NEOs	1,722,505	(893,427)	834,434	557,540	681,992	—	2,903,044

(3)

For 2022, Raul Parra, Neil W. Peterson, Brian G. Lloyd, Joseph C. Wright and Ronald A. Frost were the Non-PEO NEOs. For 2021 and 2020, Raul Parra, Ronald A. Frost, Brian G. Lloyd and Joseph C. Wright were the Non-PEO NEOs.

(4)	Peer Group Total Shareholder return is based on NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies).
(5)

The Company Selected Measure is Non-GAAP Operating Margin. Non-GAAP operating income is calculated by adjusting GAAP operating income for certain items which are deemed by the Company’s management to be outside of core operations and vary in amount and frequency among periods, such as expenses related to acquisitions or other extraordinary transactions, non-cash expenses related to amortization or write-off of previously acquired tangible and intangible assets, certain severance expenses, performance-based stock compensation expenses, corporate transformation expenses, expenses resulting from non-ordinary course litigation or administrative proceedings and resulting settlements, governmental proceedings, and changes in governmental or industry regulations, as well as other items. Non-GAAP operating margin is calculated by dividing non-GAAP operating income by reported net sales. A reconciliation of non-GAAP financial measures used in this Proxy Statement to their most directly comparable GAAP financial measures is included under the heading “Non-GAAP Financial Measures” below. The Company selected this measure because it is a principal metric upon which our Foundations for Growth Program is based, and a key metric considered by the Compensation Committee in making its determinations regarding compensation of our PEO and Non-PEO NEOs.

Company Selected Measure Name	Non-GAAP Operating Margin
Named Executive Officers, Footnote [Text Block]
(1)	Fred P. Lampropoulos was the PEO for all three years in the table.
(3)

For 2022, Raul Parra, Neil W. Peterson, Brian G. Lloyd, Joseph C. Wright and Ronald A. Frost were the Non-PEO NEOs. For 2021 and 2020, Raul Parra, Ronald A. Frost, Brian G. Lloyd and Joseph C. Wright were the Non-PEO NEOs.

Peer Group Issuers, Footnote [Text Block]
(4)	Peer Group Total Shareholder return is based on NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies).

PEO Total Compensation Amount	$ 8,128,833	$ 7,537,100	$ 7,703,508
PEO Actually Paid Compensation Amount	$ 12,087,645	10,691,399	12,603,991
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under the applicable SEC rules. The following table details these adjustments:

		Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
Year	Executives	($)	($)	($)	($)	($)	($)	($)
2022	PEO	8,128,833	(5,330,097)	5,376,613	1,434,847	2,477,449	—	12,087,645
	Non-PEO NEOs	2,091,141	(980,076)	819,171	211,296	253,211	(385,519)	2,009,224
2021	PEO	7,537,100	(4,146,759)	5,567,123	756,685	977,250	—	10,691,399
	Non-PEO NEOs	1,678,125	(691,110)	927,825	170,049	181,385	—	2,266,274
2020	PEO	7,703,508	(4,976,970)	5,425,560	2,390,685	2,061,208	—	12,603,991
	Non-PEO NEOs	1,722,505	(893,427)	834,434	557,540	681,992	—	2,903,044

Non-PEO NEO Average Total Compensation Amount	$ 2,091,141	1,678,125	1,722,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,009,224	2,266,274	2,903,044
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under the applicable SEC rules. The following table details these adjustments:

		Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
Year	Executives	($)	($)	($)	($)	($)	($)	($)
2022	PEO	8,128,833	(5,330,097)	5,376,613	1,434,847	2,477,449	—	12,087,645
	Non-PEO NEOs	2,091,141	(980,076)	819,171	211,296	253,211	(385,519)	2,009,224
2021	PEO	7,537,100	(4,146,759)	5,567,123	756,685	977,250	—	10,691,399
	Non-PEO NEOs	1,678,125	(691,110)	927,825	170,049	181,385	—	2,266,274
2020	PEO	7,703,508	(4,976,970)	5,425,560	2,390,685	2,061,208	—	12,603,991
	Non-PEO NEOs	1,722,505	(893,427)	834,434	557,540	681,992	—	2,903,044

Total Shareholder Return Amount	$ 126.12	99.50	77.78
Peer Group Total Shareholder Return Amount	20.22	65.73	45.61
Net Income (Loss)	$ 74,516,000,000	$ 48,454,000,000	$ (9,843,000,000)
Company Selected Measure Amount | item	17,000,000.0	16,000,000.0	13,700,000
PEO Name	Fred P. Lampropoulos
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(5)

The Company Selected Measure is Non-GAAP Operating Margin. Non-GAAP operating income is calculated by adjusting GAAP operating income for certain items which are deemed by the Company’s management to be outside of core operations and vary in amount and frequency among periods, such as expenses related to acquisitions or other extraordinary transactions, non-cash expenses related to amortization or write-off of previously acquired tangible and intangible assets, certain severance expenses, performance-based stock compensation expenses, corporate transformation expenses, expenses resulting from non-ordinary course litigation or administrative proceedings and resulting settlements, governmental proceedings, and changes in governmental or industry regulations, as well as other items. Non-GAAP operating margin is calculated by dividing non-GAAP operating income by reported net sales. A reconciliation of non-GAAP financial measures used in this Proxy Statement to their most directly comparable GAAP financial measures is included under the heading “Non-GAAP Financial Measures” below. The Company selected this measure because it is a principal metric upon which our Foundations for Growth Program is based, and a key metric considered by the Compensation Committee in making its determinations regarding compensation of our PEO and Non-PEO NEOs.

PEO [Member] | Subtract Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,330,097)	$ (4,146,759)	$ (4,976,970)
PEO [Member] | Add Year-End Equity Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,376,613	5,567,123	5,425,560
PEO [Member] | Change in Value of Prior Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,434,847	756,685	2,390,685
PEO [Member] | Add Change in Value of Vested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,477,449	977,250	2,061,208
Non-PEO NEO [Member] | Subtract Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(980,076)	(691,110)	(893,427)
Non-PEO NEO [Member] | Add Year-End Equity Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	819,171	927,825	834,434
Non-PEO NEO [Member] | Change in Value of Prior Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	211,296	170,049	557,540
Non-PEO NEO [Member] | Add Change in Value of Vested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	253,211	$ 181,385	$ 681,992
Non-PEO NEO [Member] | Subtract Value of Equity Awards that Failed to Meet Vesting Conditions
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (385,519)